STAFF COSTS (Details 2) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK (kr)
Disclosure Of Employee Benefits [Line Items]
Salary		$ 38,100	$ 36,400	$ 32,300
Annual performance bonus				559	kr 3,758,700
Jacob Meldgaard
Disclosure Of Employee Benefits [Line Items]
Salary	[1]	80	81	39
Taxable benefits	[1]	0	0	0
Annual performance bonus	[1]	0	0	0
Total	[1]	80	81	39
Jacob Meldgaard | TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	[1]	983	923	834
Taxable benefits	[1]	44	42	41
Annual performance bonus	[1]	425	580	559
Total	[1]	$ 1,452	$ 1,545	$ 1,434

[1]	Paid by legal entity as noted.